1933 Act
                                                                   Rule 497(j)



                                            May 7, 1999


VIA EDGAR
---------


Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C.  20549

         Re:      PHL Variable Insurance Company
                  Registration No.  333-20277

To the Commission Staff:

     In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus that would have been filed under Rule 497(b) did not differ from that contained in the most recent registration statement for such registrant, filed electronically on Form S-1 on April 28, 1999.

                                            Very truly yours,

                                            PHL Variable Insurance Company


                                            /s/ Edwin L. Kerr
                                            Edwin L. Kerr, Counsel